Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Billboard rentals	$ 959,148	$ 349,161	$ 2,273,210	$ 349,161	$ 713,212	$ 0
Insurance commissions	83,089	0	276,850	0
Consulting fees	0	0	0	9,700	9,700	43,874
Total Revenues	1,042,237	349,161	2,550,060	358,861	722,912	43,874
Costs and Expenses:
Cost of billboard revenues (exclusive of depreciation and amortization)	379,913	166,902	874,174	166,902	229,507	0
Leased employees	504,117	70,729	1,140,009	77,391	737,451	66,715
Professional fees	281,719	335,322	974,214	547,867	307,367	0
Depreciation	245,787	154,427	654,125	160,842	241,803	0
Amortization	255,295	34,904	596,601	50,462	153,715	0
General and administrative	159,930	36,877	517,885	44,296	150,436	0
Bad debt expense	0	0	28,682	0	9,511	0
Total Costs and Expenses	1,826,761	799,161	4,785,690	1,047,760	1,829,790	66,715
Net Loss from Operations	(784,524)	(450,000)	(2,235,630)	(688,899)	(1,106,878)	(22,841)
Other Income (Expense):
Equity in income (loss) of unconsolidated affiliate	(6,623)	4,151	(32,958)	12,565	3,813	(15,805)
Gain on sale of investment in unconsolidated affiliate					78,150	0
Interest expense	(182)	(3,442)	(2,240)	(19,745)	(22,508)	(28,132)
Net Loss before Income Tax	791,329	449,291	2,270,828	696,079	1,047,423	66,778
Income Tax (Provision) Benefit	0	0	0	0	0	0
Net Loss	$ (791,329)	$ (449,291)	$ (2,270,828)	$ (696,079)	$ (1,047,423)	$ (66,778)
Basic and Diluted Net Loss per Share	$ (0.11)	$ (0.18)	$ (0.40)	$ (0.67)	$ (0.71)	$ (0.25)
Basic and Diluted Weighted Average Shares Outstanding	6,896,923	2,441,536	5,744,898	1,046,178	1,481,310	266,954